Pension Plans and Similar Obligations - Plan Asset Allocation (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Pension Plans and Similar Obligations
Total plan assets	€ 2,181	€ 2,040
Quoted in an Active Market
Pension Plans and Similar Obligations
Total plan assets	781	701
Equity investments	285	220
Corporate bonds	199	240
Insurance policies	11	10
Not Quoted in an Active Market
Pension Plans and Similar Obligations
Total plan assets	1,400	1,338
Equity investments	0	0
Corporate bonds	0	0
Insurance policies	€ 1,400	€ 1,337